Share capital	12 Months Ended
Dec. 31, 2022
Share capital

19.	Share capital

Authorized:

Unlimited number of common shares

Unlimited number of preferred shares

During the year ended December 31, 2022:

(i)	The Company received proceeds of $289,034 from the exercise of 760,938 stock options. Stock option proceeds of $45,538 were not received in cash but were used to settle accounts payable. The fair value assigned to these stock options of $2,527,504 was reclassified from contributed surplus to share capital.

(ii)	On February 14, 2022, the Company issued the remaining 35,770 common shares to be issued relating to the Outplayed SPA (Note 5).

(iii)	On February 28, 2022, the Company issued 111,267 common shares to settle the GameKnot Deferred Payment liability (Note 17).

(iv)	On June 2, 2022, the Company issued 348,852 common shares to settle the Vedatis Deferred Payment liability (Note 17).

(v)	On June 2, 2022, the Company issued 4,319,996 common shares to settle the Addicting Games Deferred Payment liability (Note 17).

(vi)	On June 2, 2022, the Company issued 11,499,988 common shares to settle the Outplayed Deferred Payment liability and Outplayed Earn-Out Payment liability (Note 17).

(vii)	On July 25, 2022, the Company issued 307,692 common shares to settle accounts payable of $800,000 related to annual general meeting costs. The Company recorded a gain on settlement of accounts payable of $95,386 based on a share price of $2.29 per share. This gain been netted against the annual general meeting legal and advisory costs in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2022 (continued):

(viii)	On September 19, 2022, the Company issued 790,633 common shares to settle accounts payable of $1,757,396 related to annual general meeting legal and advisory costs and consulting fees. The Company recorded a gain on settlement of accounts payable of $492,383 based on a share price of $1.60 per share. A gain of $288,679 has been netted against the annual general meeting legal and advisory costs and the remaining gain of $203,704 has been netted against the consulting fees in the consolidated statements of loss and comprehensive loss.

(ix)	On December 14, 2022, the Company issued 42,838 common shares to settle 42,838 restricted share units. The fair value assigned to these restricted share units of $306,485 was reclassified from contributed surplus to share capital.

During the year ended December 31, 2021:

(i)	The Company received proceeds of $784,431 from the exercise of 363,176 stock options. The fair value assigned to these stock options of $927,292 was reclassified from contributed surplus to share capital.

(ii)	The Company issued 2,835,289 common shares from the conversion of convertible debentures (Note 16).

(iii)	On January 20, 2021, the Company issued 429,354 common shares to settle the remaining Steel Media Deferred Payment liability (Note 17).

(iv)	On February 10, 2021, the Company offered and sold a total of 7,383,000 common shares resulting in gross proceeds of $42,452,250 (the “February Offering”). The Company incurred cash share issuance cost of $2,704,571 relating to the February Offering.

(v)	On May 4, 2021, the Company issued 226,563 common shares in connection with the closing of the Vedatis SPA (Note 5).

(vi)	In June 2021, the Company offered and sold a total of 8,600,000 common shares resulting in gross proceeds of $60,137,755 (USD $49,450,000) (the “June Offering”). The Company incurred cash share issuance cost of $4,739,096 relating to the June Offering.

(vii)	On June 21, 2021, the Company issued 790,094 common shares in connection with the closing of the Tabwire EPA (Note 5).

(viii)	On August 30, 2021, the Company issued 165,425 common shares in connection with the closing of the GameKnot EPA (Note 5).

(ix)	On September 3, 2021, the Company issued 2,661,164 common shares in connection with the closing of the Addicting Games SPA (Note 5).

(x)	On December 31, 2021, the Company issued 5,164,223 common shares in connection with the closing of Outplayed MA (Note 5).